CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets:
Cash and due from banks	¥ 2,290,377	¥ 1,600,555
Interest-bearing deposits in other banks	49,883,912	47,133,541
Call loans and funds sold	1,102,296	858,806
Receivables under resale agreements	12,751,085	11,623,438
Receivables under securities borrowing transactions	2,338,796	2,694,107
Trading account assets	24,652,067	26,753,109
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,416,772 million in 2021 and ¥1,120,839 million in 2022), net of allowance	31,673,890	27,853,035
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥97,949 million in 2021 and ¥1,019,391 million in 2022)	1,519,055	887,149
Equity securities	3,572,908	3,785,916
Other investments	582,388	515,346
Loans (Notes 4 and 5)	90,290,583	88,580,867
Allowance for credit losses on loans	(809,817)	(650,849)
Loans, net of allowance	89,480,766	87,930,018
Premises and equipment—net (Note 6)	1,704,067	1,811,458
Due from customers on acceptances	271,877	237,348
Accrued income	322,025	316,834
Goodwill (Note 7)	92,695	92,695
Intangible assets (Note 7)	47,939	56,121
Deferred tax assets	277,319	44,970
Other assets (Note 12)	8,987,242	7,457,028
Total assets	231,550,704	221,651,474
Liabilities and equity:
Noninterest-bearing deposits	32,844,872	29,818,303
Interest-bearing deposits	91,425,213	92,037,375
Noninterest-bearing deposits	2,500,823	2,332,218
Interest-bearing deposits	30,407,376	26,822,708
Due to trust accounts	390,247	380,793
Call money and funds purchased	1,278,051	1,312,790
Payables under repurchase agreements (Note 29)	20,069,566	18,607,147
Payables under securities lending transactions (Note 29)	1,360,743	1,208,031
Other short-term borrowings (Note 11)	7,566,771	9,085,912
Trading account liabilities	14,859,383	10,877,538
Bank acceptances outstanding	271,877	237,348
Income taxes payable	62,697	56,665
Deferred tax liabilities	29,033	76,957
Accrued expenses	203,383	194,303
Long-term debt	12,578,216	11,706,471
Other liabilities (Note 12)	6,260,222	7,208,758
Total	222,108,473	211,963,317
Commitments and contingencies (Note 23)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 4,800,000,000 shares in 2021 and 2022, and issued 0 shares in 2021 and 2022	5,816,834	5,826,863
Retained earnings	2,665,608	2,967,385
Accumulated other comprehensive income (loss), net of tax (Note 16)	440,112	318,114
Less: Treasury stock, at cost—Common stock 3,889,782 shares in 2021, and 0 shares in 2022	(8,342)	(7,124)
Total MHFG shareholders' equity	8,914,212	9,105,238
Noncontrolling interests	528,019	582,919
Total equity	9,442,231	9,688,157
Total liabilities and equity	231,550,704	221,651,474
Consolidated VIEs
Assets:
Cash and due from banks	2,243	315
Interest-bearing deposits in other banks	71,573	46,143
Call loans and funds sold	162,578	269,030
Trading account assets	2,222,902	2,539,589
Investments (Note 3):
Investments	238,624	100,928
Loans, net of allowance	8,347,880	8,277,276
Other assets (Note 12)	529,178	540,124
Total assets	11,574,978	11,773,405
Liabilities and equity:
Payables under securities lending transactions (Note 29)	51,752	73,630
Other short-term borrowings (Note 11)	53,668	36,546
Trading account liabilities	51,019	58,935
Long-term debt	1,024,067	593,719
Other liabilities (Note 12)	1,041,938	954,599
Total	¥ 2,222,444	¥ 1,717,429